Consolidated statement of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net loss	$ (417,060)	$ (392,567)	$ (212,393)
Adjustments to reconcile net loss to net cash flows
Depreciation of property, plant and equipment and right-of-use assets and amortization of intangible assets	51,702	48,315	27,222
Impairment of property, plant and equipment and right-of-use assets and intangible assets	1,828	285	4,970
Impairment loss/(gain) on trade receivables	611	3,088	(253)
Write-down of inventories	16,981	28,839	5,081
Share-based payments expense	21,446	35,466	23,632
Movements in provisions	36,341	3,800
Finance income	(117,876)	(15,256)	(14,435)
Finance expenses	69,029	16,665	15,740
Income tax expense/(benefit)	8,895	(4,827)	(2,655)
Loss/(gain) on disposal of property, plant and equipment and intangible assets	675	(932)	422
Impairment related to assets held for sale		38,293
Impairment related to discontinued construction of production facilities	172,588
Other		(226)	(138)
Interest received	9,630	2,145	1,740
Interest paid	(20,504)	(12,875)	(9,237)
Income tax paid	(18,098)	(2,960)	(2,734)
Changes in working capital:
Decrease/(increase) in inventories	30,543	(55,018)	(63,688)
(Increase)/decrease in trade receivables, other current receivables, prepaid expenses	(2,502)	6,991	(79,278)
(Decrease)/increase in trade payables, other current liabilities, accrued expenses	(9,855)	31,828	92,172
Net cash flows used in operating activities	(165,626)	(268,946)	(213,832)
Investing activities
Purchase of intangible assets	(2,950)	(4,510)	(7,838)
Purchase of property, plant and equipment	(66,095)	(201,655)	(273,760)
Investments in financial assets	(1,651)		(1,162)
Proceeds from financial instruments			5,720
Purchase of short-term investments			(385,165)
Proceeds from short-term investments		240,959	117,877
Proceeds from sale of assets held for sale	43,998
Net cash flows (used in)/from investing activities	(26,698)	34,794	(544,328)
Financing activities
Proceeds from issue of shares, net of transaction costs			1,037,325
Repayment of shareholder loans			(10,941)
Proceeds from liabilities to credit institutions	176,854	47,850	118,005
Repayment of liabilities to credit institutions	(102,848)	(1,032)	(212,913)
Repayment of lease liabilities	(11,411)	(10,899)	(9,282)
Proceeds from exercise of warrants			38,503
Payment of loan transaction costs	(32,550)		(4,900)
Cash flows from financing activities	354,995	35,919	955,797
Net increase/(decrease) in cash and cash equivalents	162,671	(198,233)	197,637
Cash and cash equivalents at January 1	82,644	295,572	105,364
Exchange rate differences in cash and cash equivalents	3,984	(14,695)	(7,429)
Cash and cash equivalents at December 31	249,299	$ 82,644	$ 295,572
Convertible Notes
Financing activities
Proceeds from Convertible Notes	$ 324,950